Intangible assets - Schedule of Cash Generating Unit (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 38,917	£ 41,129
Europe
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 5,632	£ 5,358
Pre-tax discount rates	6.60%	6.70%
Canada
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 1,994	£ 2,229
Pre-tax discount rates	11.40%	9.80%
Australia
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 664	£ 662
Pre-tax discount rates	11.80%	7.90%
South Africa
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 197	£ 186
Pre-tax discount rates	8.70%	10.70%
Singapore
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 371	£ 376
Pre-tax discount rates	6.70%	8.40%
Malaysia
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 170	£ 187
Pre-tax discount rates	10.10%	10.60%
Peru
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 0	£ 74
Pre-tax discount rates		8.70%
Other
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 321	£ 317
Pre-tax discount rates	8.10%	8.40%
Reynolds American
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 29,322	£ 31,491
Pre-tax discount rates	8.50%	9.00%
GTR
Disclosure of information for cash-generating units [line items]
Carrying amount	£ 246	£ 249
Pre-tax discount rates	9.20%	7.10%